Share-Based Compensation Plans - Stock-Based Compensation Expense (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2016	Mar. 31, 2015
Stock Options
Expense recognized:
Share-based compensation expense	$ 176	$ 332
Restricted Stock Units (RSUs)
Expense recognized:
Share-based compensation expense	$ 244	$ 243